Borrowings (Tables)	12 Months Ended
Feb. 28, 2017
Debt Disclosure [Abstract]
Borrowings
Our outstanding senior notes are as follows:

	Date of				Outstanding Balance (1)
	Issuance	Maturity	Interest Payments	Principal	February 28, 2017	February 29, 2016
(in millions)
7.25% Senior Notes (2) (3)	August 2006	September 2016	Mar/Sept	$700.0	$—	$699.0
7.25% Senior Notes (2) (3) (4)	January 2008	May 2017	May/Nov	$700.0	$699.9	$699.0
6% Senior Notes (2) (3)	April 2012	May 2022	May/Nov	$600.0	$594.9	$594.1
3.75% Senior Notes (2) (3)	May 2013	May 2021	May/Nov	$500.0	$497.4	$496.8
4.25% Senior Notes (2) (3)	May 2013	May 2023	May/Nov	$1,050.0	$1,043.4	$1,042.5
3.875% Senior Notes (2) (3)	November 2014	November 2019	May/Nov	$400.0	$396.8	$395.7
4.75% Senior Notes (2) (3)	November 2014	November 2024	May/Nov	$400.0	$395.4	$394.9
4.75% Senior Notes (2) (3)	December 2015	December 2025	June/Dec	$400.0	$394.8	$394.3
3.70% Senior Notes (2) (5)	December 2016	December 2026	June/Dec	$600.0	$594.4	$—

(1)	Amounts are net of unamortized discounts, where applicable, and debt issuance costs.

(2)
Senior unsecured obligations which rank equally in right of payment to all of our existing and future senior unsecured indebtedness. Guaranteed by certain of our U.S. subsidiaries on a senior unsecured basis.

(3)
Redeemable, in whole or in part, at our option at any time at a redemption price equal to 100% of the outstanding principal amount plus a make whole payment based on the present value of the future payments at the adjusted Treasury Rate plus 50 basis points.

(4)	Issued in exchange for notes originally issued in May 2007.

(5)
Redeemable, in whole or in part, at our option at any time prior to September 6, 2026, at a redemption price equal to 100% of the outstanding principal amount, plus accrued and unpaid interest and a make-whole payment based on the present value of the future payments at the adjusted Treasury Rate plus 25 basis points. On or after September 6, 2026, redeemable, in whole or in part, at our option at any time at a redemption price equal to 100% of the outstanding principal amount, plus accrued and unpaid interest.

As of February 28, 2017, our accounts receivable securitization facilities are as follows:

	Outstanding Borrowings	Weighted Average Interest Rate	Remaining Borrowing Capacity
(in millions)
CBI Facility	$206.1	1.7%	$88.9
Crown Facility	$127.0	1.7%	$13.0
The 2016 Credit Agreement provides for aggregate credit facilities of $5,004.2 million, consisting of the following:

	Amount	Maturity
(in millions)
Revolving Credit Facility (1) (2)	$1,150.0	July 16, 2020
U.S. Term A Facility (1) (3)	1,192.1	July 16, 2020
U.S. Term A-1 Facility (1) (3)	238.9	July 16, 2021
European Term A Facility (1) (3)	1,340.7	July 16, 2020
European Term A-1 Facility (1) (3)	682.5	March 10, 2021
European Term A-2 Facility (1) (3)	400.0	March 10, 2021
	$5,004.2

(1)	Contractual interest rate varies based on our debt ratio (as defined in the 2016 Credit Agreement) and is a function of LIBOR plus a margin, or the base rate plus a margin.

(2)
Provides for credit facilities consisting of a $150.0 million U.S. Revolving Credit Facility and a $1,000.0 million European Revolving Credit Facility. Includes two sub-facilities for letters of credit of up to $200.0 million in the aggregate. We are the borrower under the U.S. Revolving Credit Facility and we and/or CIH and/or CIHH and/or CB International are the borrowers under the European Revolving Credit Facility.

(3)
We are the borrower under the U.S. Term A and the U.S. Term A-1 loan facilities. CIH is the borrower under the European Term A and the European Term A-2 loan facilities. CIHH is the borrower under the European Term A-1 loan facility.

As of February 28, 2017, information with respect to borrowings under the 2016 Credit Agreement is as follows:

	Revolving Credit Facility	U.S. Term A Facility (1)	U.S. Term A-1 Facility (1)	European Term A Facility (1)	European Term A-1 Facility (1)	European Term A-2 Facility (1)
(in millions)
Outstanding borrowings	$231.0	$1,169.1	$237.9	$1,316.7	$671.0	$392.8
Interest rate	2.3%	2.3%	2.5%	2.3%	2.3%	2.3%
LIBOR margin	1.5%	1.5%	1.75%	1.5%	1.5%	1.5%
Outstanding letters of credit	$16.7
Remaining borrowing capacity	$902.3

(1)	Outstanding term loan facility borrowings are net of unamortized debt issuance costs
Borrowings consist of the following:

	February 28, 2017			February 29, 2016
	Current	Long-term	Total	Total
(in millions)
Notes payable to banks
Senior Credit Facility – Revolving Credit Loans	$231.0	$—	$231.0	$92.0
Other	375.5	—	375.5	316.3
	$606.5	$—	$606.5	$408.3
Long-term debt
Senior Credit Facility – Term Loans	$192.5	$3,595.0	$3,787.5	$2,856.8
Senior Notes	699.9	3,917.1	4,617.0	4,716.3
Other	18.5	208.6	227.1	99.8
	$910.9	$7,720.7	$8,631.6	$7,672.9

Required principal repayments under senior credit facility term loan obligations
As of February 28, 2017, the required principal repayments of the term loans under the 2016 Credit Agreement (excluding unamortized debt issuance costs of $18.6 million) for each of the five succeeding fiscal years and thereafter are as follows:

	U.S. Term A Facility	U.S. Term A-1 Facility	European Term A Facility	European Term A-1 Facility	European Term A-2 Facility	Total
(in millions)
2018	$63.6	$2.4	$71.5	$35.0	$20.0	$192.5
2019	63.6	2.4	71.5	35.0	20.0	192.5
2020	63.6	2.4	71.5	35.0	20.0	192.5
2021	985.4	2.4	1,108.3	35.0	20.0	2,151.1
2022	—	228.7	—	533.8	315.0	1,077.5
Thereafter	—	—	—	—	—	—
	$1,176.2	$238.3	$1,322.8	$673.8	$395.0	$3,806.1

Required principal repayments under long-term debt obligations
As of February 28, 2017, the required principal repayments under long-term debt obligations (excluding unamortized debt issuance costs and unamortized discount of $51.1 million and $0.5 million, respectively) for each of the five succeeding fiscal years and thereafter are as follows:

(in millions)
2018	$911.0
2019	207.6
2020	599.7
2021	2,153.9
2022	1,577.5
Thereafter	3,233.5
$8,683.2